UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-23264

Investment Company Act file number:

Altaba Inc.

(Exact name of registrant as specified in charter)

140 East 45th Street, 15th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Arthur Chong

Altaba Inc.

140 East 45th Street, 15th Floor

New York, New York 10017

(Name and address of agent for service)

(646) 679-2000

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Altaba Inc.

Unaudited Consolidated Schedule of Investments

As of March 31, 2018

($ in 000’s, except strike prices)

Description		Expiration	Principal $ / Shares / Units	Fair Value $
Affiliated Investments at Fair Value — 122.1%
Online Services and e-Commerce
Common shares—122.0%
Alibaba Group Holding Limited (1)(2)(3)(4)			383,565,416	70,399,596
Yahoo Japan Corporation (2)(3)			2,025,923,000	9,416,692
Other common shares in affiliated investments at fair value — 0.1%
Gomaji Corp., Ltd. (3)			3,589,942	3,823
Hortonworks, Inc.—Common Shares (1)			3,147,383	64,112
Total Affiliated Investments at Fair Value (Cost — $5,605,188)				79,884,223
Unaffiliated Investments at Fair Value — 0.0%
Internet Software & Services
Common shares—0.0%
SeatGeek, Inc. (1)(5)			47,463	185
Total Common Shares (Cost — $9)				185
Preferred shares — 0.0%
Paperless Inc.—Series D Preferred (1)(5)			1,084,430	10,170
Total Preferred Shares (Cost — $14,000)				10,170
Warrants — 0.0%
Internet Software & Services
Eastman Kodak Co.—Exercise Price: $14.93 (1)		9/3/2018	400	—
Total Warrants (Cost — $0)				—

Fixed Income Securities	Rate % (6)	Final Maturity (7)	Principal $	Fair Value $
Money Market Funds — 0.5%
Fidelity Government and Agency Money Market Fund	1.49		139,992	139,992
Invesco Government and Agency Money Market Fund	1.55		175,032	175,032
JP Morgan Government and Agency Money Market Fund	1.56		13,018	13,018
Total Money Market Investments (Cost — $328,042)			328,042	328,042

	Rate Type	Rate % (8)	Final Maturity	Principal $	Fair Value $
Short Term
Corporate Debt — 2.3%
Financial — 1.0%
American Express Credit Corp	Fixed	1.80	7/31/2018	20,000	19,954
American Express Credit Corp	Fixed	1.88	11/5/2018	23,500	23,403
American Express Credit Corp	Fixed	2.13	3/18/2019	15,000	14,921
American Express Credit Corp	Floating	2.38 (3 month LIBOR USD + 0.61)	7/31/2018	5,000	5,005
American Express Credit Corp	Floating	2.57 (3 month LIBOR USD + 0.78)	11/5/2018	10,000	10,027
Bank of America N.A	Fixed	1.75	6/5/2018	25,000	24,967
BB&T Corp	Fixed	2.05	6/19/2018	2,657	2,654
Bank of New York Mellon Corp	Fixed	1.60	5/22/2018	8,600	8,587
Bank of New York Mellon Corp	Fixed	2.10	1/15/2019	10,000	9,956
Bank of Nova Scotia	Fixed	1.45	4/25/2018	25,000	24,984
Berkshire Hathaway Inc.	Fixed	1.15	8/15/2018	15,000	14,927
Berkshire Hathaway Finance Corp.	Fixed	1.30	5/15/2018	20,000	19,972
Berkshire Hathaway Finance Corp.	Fixed	5.40	5/15/2018	3,000	3,009
Berkshire Hathaway Finance Corp.	Floating	2.81 (3 month LIBOR USD + 0.69)	3/15/2019	5,102	5,130
Berkshire Hathaway Inc.	Floating	1.94 (3 month LIBOR USD + 0.15)	8/6/2018	7,907	7,909
Citibank N.A.	Fixed	2.00	3/20/2019	5,000	4,968
Citibank N.A.	Floating	2.54 (3 month LIBOR USD + 0.34)	3/20/2019	5,000	5,006
Citibank N.A.	Floating	2.03 (3 month LIBOR USD + 0.23)	11/9/2018	30,000	30,012
Fifth Third Bank	Fixed	2.15	8/20/2018	13,000	12,974
Jackson National Life Global Funding	Fixed	1.88	10/15/2018	15,989	15,922
JPMorgan Chase & Co	Fixed	1.63	5/15/2018	11,000	10,989
Keybank N.A.	Fixed	1.70	6/1/2018	12,235	12,218
Mass Mutual Global Funding II	Fixed	2.10	8/2/2018	24,845	24,811
Metropolitan Life Global Funding I	Fixed	1.35	9/14/2018	950	945
Metropolitan Life Global Funding I	Fixed	1.88	6/22/2018	5,000	4,993
Metropolitan Life Global Funding I	Fixed	1.95	12/3/2018	8,695	8,660
Metropolitan Life Global Funding I	Floating	2.45 (3 month LIBOR USD + 0.34)	9/14/2018	10,000	10,009
National Rural Utilities Coop Finance Corp	Fixed	1.65	2/8/2019	275	273
National Rural Utilities Coop Finance Corp	Fixed	10.38	11/1/2018	13,982	14,606
New York Life Global Funding	Fixed	1.30	4/27/2018	15,833	15,822
New York Life Global Funding	Fixed	1.55	11/2/2018	43,155	42,916
New York Life Funding	Fixed	2.10	1/2/2019	15,000	14,928
New York Life Global Funding	Floating	2.10 (3 month LIBOR USD + 0.40)	4/13/2018	4,660	4,660
New York Life Global Funding	Floating	1.88 (3 month LIBOR USD + 0.18)	7/6/2018	9,250	9,254
Principal Life Global Funding II	Fixed	2.25	10/15/2018	14,148	14,110
Principal Life Global Funding II	Floating	2.19 (3 month LIBOR USD + 0.30)	5/21/2018	8,690	8,687
Protective Life Global Funding	Floating	2.14 (3 month LIBOR USD + 0.42)	3/29/2019	10,000	10,012
Protective Life Global Funding	Floating	2.60 (3 month LIBOR USD + 0.55)	6/8/2018	15,000	15,008
Pricoa Global Funding I	Fixed	1.60	5/29/2018	24,985	24,948
Pricoa Global Funding I	Fixed	1.90	9/21/2018	16,263	16,214
Royal Bank of Canada	Fixed	2.20	7/27/2018	10,000	9,990
Toronto-Dominion Bank	Fixed	2.63	9/10/2018	25,000	25,029
USAA Capital Corp.	Floating	2.00 (3 month LIBOR USD + 0.23)	2/1/2019	2,520	2,521
U.S. Bancorp	Fixed	1.95	11/15/2018	28,000	27,915
U.S. Bancorp	Floating	2.323 (3 month LIBOR USD + .49)	11/15/2018	12,250	12,275
Wells Fargo Bank N.A.	Fixed	1.80	11/28/2018	38,000	37,819
Westpac Banking Corp	Fixed	1.95	11/23/2018	28,500	28,378
Total				672,991	672,277

Industrial — 1.3%
3M Co.	Fixed	1.38	8/7/2018	15,000	14,949
Altera Corp	Fixed	2.50	11/15/2018	4,500	4,501
American Honda Finance Corp	Fixed	1.50	11/19/2018	19,500	19,375
American Honda Finance Corp	Fixed	2.13	10/10/2018	20,000	19,931
American Honda Finance Corp	Floating	2.16 (3 month LIBOR USD + 0.28)	11/19/2018	11,172	11,182
Apple Inc.	Fixed	1.00	5/3/2018	50,000	49,950
Apple Inc.	Fixed	1.70	2/22/2019	12,000	11,932
Apple Inc.	Floating	2.74 (3 month LIBOR USD + 0.82)	2/22/2019	7,000	7,050
Apple Inc.	Floating	2.04 (3 month LIBOR USD + 0.25)	5/3/2018	6,655	6,656
Boeing Co.	Fixed	0.95	5/15/2018	7,077	7,065
Caterpillar Financial Services Corp.	Fixed	1.80	11/13/2018	18,300	18,234
Chevron Corp	Fixed	1.72	6/24/2018	22,000	21,966
Chevron Corp	Fixed	1.79	11/16/2018	7,000	6,971
Chevron Corp	Floating	2.35 (3 month LIBOR USD + 0.50)	5/16/2018	2,945	2,946
Cisco Systems Inc.	Fixed	1.65	6/15/2018	44,000	43,966
Comcast Corp	Fixed	5.70	5/15/2018	2,500	2,510
Daimler Finance North America LLC	Fixed	2.00	8/3/2018	8,215	8,202
General Electric Capital Corp	Fixed	5.63	5/1/2018	49,394	49,507
Home Depot Inc.	Fixed	2.25	9/10/2018	3,400	3,398
John Deere Capital Corporation	Fixed	1.60	7/13/2018	6,000	5,988
John Deere Capital Corporation	Fixed	1.65	10/15/2018	7,394	7,360
John Deere Capital Corporation	Fixed	1.75	8/10/2018	431	430
John Deere Capital Corporation	Fixed	5.35	4/3/2018	1,187	1,187
John Deere Capital Corporation	Floating	2.27 (3 month LIBOR USD + 0.57)	1/8/2019	12,500	12,546
Johnson & Johnson	Floating	2.28 (3 month LIBOR USD + 0.27)	3/1/2019	2,339	2,344
Lowe’s Companies Inc.	Floating	2.71 (3 month LIBOR USD + 0.60)	9/14/2018	1,940	1,944
Medtronic Inc.	Fixed	1.38	4/1/2018	25,000	25,000
Microsoft Corp	Fixed	1.30	11/3/2018	32,582	32,406
NBC Universal Enterprise Inc.	Fixed	1.66	4/15/2018	15,824	15,819
Oracle Corp	Fixed	2.38	1/15/2019	5,000	5,000
Oracle Corp	Fixed	5.75	4/15/2018	18,580	18,597
Paccar Financial Corp	Fixed	1.40	5/18/2018	1,067	1,065
Paccar Inc.	Fixed	1.75	8/14/2018	7,600	7,584
Pepsico Inc.	Fixed	1.25	4/30/2018	25,000	24,977
Pepsico Inc.	Fixed	5.00	6/1/2018	34,400	34,553
Pfizer Inc.	Fixed	1.20	6/1/2018	20,000	19,972
Pfizer Inc.	Fixed	1.50	6/15/2018	20,000	19,964
Philip Morris International Inc.	Fixed	1.63	2/21/2019	30,000	29,698
Philip Morris International Inc.	Fixed	5.65	5/16/2018	35,000	35,132

Qualcomm Inc.	Fixed	1.40	5/18/2018	36,532	36,481
Shell International Finance BV	Fixed	1.63	11/10/2018	4,000	3,980
Shell International Finance BV	Fixed	1.90	8/10/2018	8,000	7,987
Shell International Finance BV	Fixed	2.00	11/15/2018	20,000	19,952
Target Corporation	Fixed	4.88	5/15/2018	5,000	5,013
Texas Instruments Inc.	Fixed	1.00	5/1/2018	10,000	9,987
The Coca-Cola Company	Fixed	1.15	4/1/2018	31,400	31,400
Toyota Motor Credit Corporation	Fixed	1.20	4/6/2018	15,000	14,998
Toyota Motor Credit Corporation	Fixed	2.00	10/24/2018	20,000	19,933
Toyota Motor Credit Corporation	Floating	1.96 (3 month LIBOR USD + 0.26)	1/9/2019	2,000	2,002
Toyota Motor Credit Corporation	Floating	2.12 (3 month LIBOR USD + 0.39)	1/17/2019	6,000	6,012
Toyota Motor Credit Corporation	Floating	2.69 (3 month LIBOR USD + 0.82)	2/19/2019	5,359	5,393
Toyota Motor Credit Corporation	Floating	2.18 (3 month LIBOR USD + 0.46)	7/13/2018	13,731	13,745
Wal-Mart Stores Inc.	Fixed	1.13	4/11/2018	10,000	9,997
Walt Disney Company	Floating	2.02 (3 month LIBOR USD + 0.32)	1/8/2019	20,000	20,041
Total				819,524	818,778
Utility — 0.0%
Duke Energy Florida LLC	Fixed	5.7	6/15/2018	1,250	1,257
Nevada Power Co.	Fixed	6.5	5/15/2018	2,341	2,350
Public Service Electric and Gas Co.	Fixed	5.3	5/1/2018	10,900	10,925
Wisconsin Electric Power Co.	Fixed	1.7	6/15/2018	721	720
Total				15,212	15,252
Total Corporate Debt (Cost — $1,510,198)				1,507,727	1,506,307

Commercial Paper — 1.9%		Rate % (9)
ABN Amro Funding USA LLC	Zero Coupon	1.86	7/9/2018	25,000	24,873
ABN Amro Funding USA LLC	Zero Coupon	1.86	7/12/2018	30,000	29,843
ABN Amro Funding USA LLC	Zero Coupon	1.89	7/16/2018	30,000	29,834
American Honda Finance Corporation	Zero Coupon	1.99	5/22/2018	50,000	49,860
American Honda Finance Corporation	Zero Coupon	1.81	4/24/2018	50,000	49,943
American Honda Finance Corporation	Zero Coupon	2.01	6/7/2018	30,000	29,888
BNP Paribas	Zero Coupon	1.82	8/6/2018	30,000	29,808
BNP Paribas	Zero Coupon	1.87	9/10/2018	30,000	29,750
BNP Paribas	Zero Coupon	1.88	9/12/2018	25,000	24,788
Cooperatieve Rabobank U.A.	Zero Coupon	1.89	9/7/2018	30,000	29,752
Cooperatieve Rabobank U.A.	Zero Coupon	1.90	9/12/2018	30,000	29,743
Cooperatieve Rabobank U.A.	Zero Coupon	1.90	9/13/2018	25,000	24,785
Credit Suisse AG	Zero Coupon	2.02	9/28/2018	1,900	1,881
Credit Suisse AG	Zero Coupon	1.84	5/8/2018	35,000	34,934
Credit Suisse AG	Zero Coupon	1.99	9/5/2018	30,000	29,742
Credit Suisse AG	Zero Coupon	1.98	9/10/2018	30,000	29,735
Credit Suisse AG	Zero Coupon	2.00	9/12/2018	23,000	22,793
ING (U.S.) Funding LLC	Zero Coupon	2.09	6/7/2018	20,000	19,923

ING (U.S.) Funding LLC	Zero Coupon	1.83	7/10/2018	15,000	14,924
ING (U.S.) Funding LLC	Zero Coupon	1.87	7/16/2018	30,000	29,836
ING (U.S.) Funding LLC	Zero Coupon	1.89	7/24/2018	19,000	18,887
J.P. Morgan Securities LLC	Zero Coupon	2.02	9/5/2018	21,000	20,817
J.P. Morgan Securities LLC	Zero Coupon	2.04	9/4/2018	15,000	14,869
Landesbank Baden-Wurttemberg	Zero Coupon	2.00	5/22/2018	50,000	49,859
Landesbank Hessen-Thuringen Girozentrale	Zero Coupon	2.16	6/7/2018	50,000	49,801
Mizuho Bank, Ltd.	Zero Coupon	1.94	5/22/2018	50,000	49,863
Mizuho Bank, Ltd.	Zero Coupon	1.90	7/24/2018	30,000	29,821
National Securities Clearing Corporation	Zero Coupon	1.91	5/22/2018	50,000	49,865
Nissan Motor Acceptance Corporation	Zero Coupon	2.01	6/7/2018	15,000	14,944
Nissan Motor Acceptance Corporation	Zero Coupon	1.83	4/24/2018	45,000	44,948
PepsiCo, Inc.	Zero Coupon	1.76	4/20/2018	50,000	49,954
Simon Property Group, L.P.	Zero Coupon	1.84	4/24/2018	20,000	19,977
Sumitomo Mitsui Trust Bank Ltd	Zero Coupon	2.11	6/7/2018	65,000	64,747
Sumitomo Mitsui Trust Bank Ltd	Zero Coupon	1.98	8/6/2018	25,000	24,827
The Coca-Cola Company	Zero Coupon	1.72	5/16/2018	22,000	21,953
The Coca-Cola Company	Zero Coupon	1.37	4/9/2018	25,000	24,992
Toronto Dominion Holdings (U.S.A.), Inc.	Zero Coupon	1.43	4/5/2018	30,000	29,995
Toyota Motor Credit Corporation	Zero Coupon	2.05	6/7/2018	50,000	49,810
Walmart Inc.	Zero Coupon	1.83	4/24/2018	35,000	34,959
Total Commercial Paper (Cost — $1,231,507)				1,236,900	1,231,523

Certificates of Deposits — 1.6%		Rate % (8)
ASB Finance Limited	Floating	1.93 (1 month LIBOR USD + 0.19)	6/12/2018	50,000	50,000
Bank of Montreal	Floating	2.58 (3 month LIBOR USD + 0.40)	6/18/2018	11,000	10,998
Bank of Montreal	Fixed	1.73	4/9/2018	8,000	8,000
Bank of Nova Scotia	Fixed	1.71	4/4/2018	25,000	25,000
Bank of Nova Scotia	Floating	1.86 (3 month LIBOR USD + 0.13)	4/18/2018	28,500	28,500
Barclays Bank PLC	Fixed	2.22	6/7/2018	50,000	50,000
BNP Paribas	Floating	1.99 (1 month LIBOR USD + 0.20)	7/16/2018	35,000	35,000
BNP Paribas	Fixed	1.76	10/26/2018	50,000	50,000
Canadian Imperial Bank of Commerce	Floating	2.11 (3 month LIBOR USD + 0.39)	7/13/2018	3,000	2,999
Canadian Imperial Bank of Commerce	Fixed	1.79	8/22/2018	35,000	35,000
Canadian Imperial Bank of Commerce	Fixed	2.00	9/17/2018	30,000	30,000
Citibank N.A.	Fixed	1.83	6/18/2018	35,000	35,000
Cooperatieve Rabobank U.A.	Floating	1.88 (1 month LIBOR USD + 0.17)	5/8/2018	16,000	16,000
Credit Agricole Corporate and Investment Bank	Floating	1.95 (1 month LIBOR USD + 0.21)	7/11/2018	35,000	35,000
Credit Agricole Corporate and Investment Bank	Floating	2.28 (3 month LIBOR USD + 0.56)	7/13/2018	6,910	6,910
Credit Agricole Corporate and Investment Bank	Fixed	1.57	8/10/2018	10,000	9,980
Credit Industriel ET Commercial	Floating	1.93 (1 month LIBOR USD + 0.19)	7/10/2018	25,000	25,000
Credit Suisse AG	Fixed	1.86	11/9/2018	50,000	50,000
DNB Bank ASA	Floating	1.85 (1 month LIBOR USD + 0.16)	8/6/2018	35,000	35,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank	Fixed	1.70	4/10/2018	35,000	35,000

ING (U.S.) Funding LLC	Floating	1.85 (1 month LIBOR USD + 0.19)	8/1/2018	14,000	14,000
ING (U.S.) Funding LLC	Floating	1.89 (1 month LIBOR USD + 0.17)	7/9/2018	35,000	35,000
Mizuho Bank, Ltd	Fixed	1.73	4/10/2018	34,500	34,500
Natixis	Fixed	2.20	6/5/2018	50,000	50,000
Natixis	Floating	2.09 (3 month LIBOR USD + 0.30)	5/8/2018	2,500	2,500
Natixis	Fixed	1.81	11/20/2018	50,000	50,000
Oversea-Chinese Banking Corporation Limited	Fixed	1.72	4/11/2018	35,000	35,000
Royal Bank of Canada	Floating	1.87 (1 month LIBOR USD + 0.18)	8/6/2018	35,000	35,000
Skandinaviska Enskilda Banken AB	Floating	1.89 (1 month LIBOR USD + 0.15)	7/10/2018	35,000	35,000
Societe Generale	Floating	1.75 (1 month LIBOR USD + 0.20)	7/9/2018	35,000	35,000
Standard Chartered Bank	Floating	1.94 (1 month LIBOR USD + 0.22)	7/9/2018	35,000	35,000
Sumitomo Mitsui Trust Bank Ltd	Fixed	1.76	5/1/2018	25,000	25,000
The Norinchukin Bank	Floating	1.94 (1 month LIBOR USD + 0.20)	7/10/2018	35,000	35,000
UBS AG	Fixed	1.53	5/4/2018	33,000	33,000
Wells Fargo Bank N.A.	Floating	2.10 (1 month LIBOR USD + 0.22)	8/9/2018	15,000	15,000
Total Certificates of Deposits (Cost — $1,042,388)				1,042,410	1,042,387

Agency Bonds — 0.2%
Federal Farm Credit Banks Funding Corp	Fixed	0.94	6/20/2018	10,000	9,980
Federal Home Loan Banks	Fixed	0.63	8/7/2018	20,300	20,208
Federal Home Loan Banks	Fixed	1.15	6/22/2018	20,000	19,970
Federal Home Loan Mortgage Corp	Fixed	1.05	7/27/2018	20,000	19,950
Federal Home Loan Mortgage Corp	Fixed	1.35	1/25/2019	20,000	19,872
Federal National Mortgage Association	Fixed	0.85	7/13/2018	20,000	19,940
Total Agency Bonds (Cost — $110,292)				110,300	109,920
U.S. Government Debt — 3.2%
United States Treasury	Fixed	0.75	4/30/2018	15,000	14,990
United States Treasury	Fixed	0.88	5/31/2018	26,800	26,764
United States Treasury	Fixed	2.38	5/31/2018	33,000	33,035
United States Treasury (4)	Fixed	0.75	9/30/2018	702,242	698,155
United States Treasury	Fixed	0.75	10/31/2018	47,600	47,265
United States Treasury (4)	Fixed	1.50	12/31/2018	650,990	648,167
United States Treasury (4)	Fixed	1.13	2/28/2019	655,864	650,074
Total U.S. Government Debt (Cost — $2,119,368)				2,131,496	2,118,450
Sovereign Government Debt — 0.0%
Asian Development Bank	Floating	1.83 (1 month LIBOR USD + 0.02)	6/18/2018	12,236	12,234
Total Sovereign Government Debt (Cost — $12,236)				12,236	12,234
Total Short Term Fixed Income Securities (Cost — $6,025,992) — 9.2%				6,041,069	6,020,821
Long Term
Corporate Debt — 0.6%
Financial — 0.3%
American Express Credit Corp	Floating	2.12 (3 month LIBOR USD + 0.33)	5/3/2019	1,501	1,503
Bank of New York Mellon Corp	Fixed	2.15	2/24/2020	18,000	17,758
Berkshire Hathaway Finance Corp.	Floating	2.03 (3 month LIBOR USD + 0.32)	1/10/2020	2,500	2,505
Branch Banking and Trust Co.	Floating	2.17 (3 month LIBOR USD + 0.45)	1/15/2020	4,000	4,010
Branch Banking and Trust Co.	Floating	2.30 (3 month LIBOR USD + 0.53)	5/1/2019	12,500	12,542
Citibank N.A.	Fixed	2.13	10/20/2020	32,000	31,289
Citibank N.A.	Fixed	2.85	2/12/2021	40,000	39,689
Mass Mutual Global Funding II	Fixed	1.95	9/22/2020	20,000	19,497
National Australia Bank LTD	Fixed	2.63	7/23/2020	10,000	9,914
National Australia Bank LTD	Fixed	1.38	7/12/2019	5,067	4,983
National Rural Utilities Coop Finance Corp	Floating	1.90 (3 month LIBOR USD + 0.20)	4/5/2019	14,952	14,961
New York Life Global Funding	Floating	1.97 (3 month LIBOR USD + 0.27)	4/9/2020	1,555	1,557
Principal Life Global Funding II	Fixed	1.50	4/18/2019	3,870	3,819
Protective Life Global Funding	Fixed	2.16	9/25/2020	7,000	6,823
U.S. Bank N.A	Fixed	2.05	10/23/2020	25,000	24,461
Wells Fargo Bank N.A.	Fixed	2.60	1/15/2021	35,000	34,506
Total				232,945	229,817

Industrial — 0.3%
American Honda Finance Corp	Fixed	2.45	9/24/2020	20,000	19,829
American Honda Finance Corp	Fixed	2.65	2/12/2021	12,500	12,434
American Honda Finance Corp	Floating	2.05 ( 3 month LIBOR USD + 0.21)	2/12/2021	12,500	12,502
Apple Inc.	Floating	1.99 (3 month LIBOR USD + 0.20)	2/7/2020	13,506	13,537
Apple Inc.	Floating	1.88 (3 month LIBOR USD + 0.07)	5/11/2020	7,000	6,997
Chevron Corp	Floating	2.23 (3 month LIBOR USD + 0.21)	3/3/2020	12,000	12,027
Cisco Systems Inc.	Floating	2.54 (3 month LIBOR USD + 0.34)	9/20/2019	11,000	11,043
Daimler Finance North America LLC	Fixed	2.30	1/6/2020	18,543	18,313
Honeywell International Inc.	Floating	2.05 (3 month LIBOR USD + 0.28)	10/30/2019	3,563	3,574
Intel Corp	Floating	1.89 (3 month LIBOR USD + 0.08)	5/11/2020	11,000	11,006
John Deere Capital Corporation	Floating	2.39 (3 month LIBOR USD + 0.30)	3/13/2020	8,140	8,161
Pfizer Inc.	Fixed	2.10	5/15/2019	8,000	7,970
Qualcomm Inc.	Fixed	1.85	5/20/2019	15,000	14,895
Siemens Financieringsmaatschappij N.V.	Floating	2.49 (3 month LIBOR USD + 0.34)	3/16/2020	15,000	15,041
Toyota Motor Credit Corporation	Floating	1.99 (3 month LIBOR USD + 0.26)	4/17/2020	12,000	12,019
Total				179,752	179,348
Total Corporate Debt (Cost — $410,843)				412,697	409,165

Certificates of Deposits — 0.1%
DNB Bank ASA	Floating	2.02 (3 month LIBOR USD + 0.22)	2/10/2020	25,000	25,000
Svenska Handelsbanken AB	Floating	1.97 (3 month LIBOR USD + 0.22)	1/22/2020	25,000	25,000
Total Certificates of Deposits (Cost — $50,000)				50,000	50,000
Total Long Term Fixed Income Securities (Cost — $460,843) —0.7%				462,697	459,165

Call Options (5)(10)	Counterparty	# of Contracts	Strike Price $	Expiration	Notional Amount $	Fair Value $
Call Options — 0.9%
Altaba Inc.	JP Morgan	1	53.43	12/1/2018	531,267	159,041
Altaba Inc.	Goldman Sachs	1	53.43	12/1/2018	531,267	159,041
Altaba Inc.	Bank of America	1	53.43	12/1/2018	531,068	158,982
Altaba Inc.	Citibank	1	53.43	12/1/2018	199,200	59,633
Altaba Inc.	Morgan Stanley	1	53.43	12/1/2018	199,200	59,633
Total Call Options (Premiums Paid — $205,706)					1,992,002	596,330
Total Unaffiliated Investments (Cost — $7,054,592)					6,831,808	7,414,713

Investment in Controlled Affiliate					Units	Fair Value $
Internet Software & Services
Excalibur IP, LLC (1)(5)					3,550	640,000
Total Investment in Controlled Affiliate (Cost — $0) — 1.0%						640,000

Total Investments — 134.4%						87,938,936
Liabilities for Convertible Notes — (2.1)%						(1,388,078)
Other Liabilities/Other Assets — (32.3)%						(21,138,784)

Net Assets Applicable to Common Shares — 100%						$65,412,074

(1)	Non-income producing securities.
(2)	The Company is a party to a registration rights agreement with respect to its Alibaba shares. The registration rights agreement contains certain provisions restricting the ability to sell the Alibaba shares in certain circumstances. As of March 31, 2018, some of the Company’s Alibaba shares were held in the form of ordinary shares. The Alibaba ordinary shares would need to be converted to American Depository Shares prior to any sale on the New York Stock Exchange. The Company also is a party to a joint venture agreement relating to Yahoo Japan. The joint venture agreement contains certain provisions restricting the ability of the Company to sell shares of Yahoo Japan in certain circumstances. Altaba commenced open market sales of its Yahoo Japan shares in April 2018, as previously disclosed. For a further description of these investments, see the Fund’s Registration Statement on Form N-2.
(3)	Restricted security. Resale is contigent on issuer consent, aggregate holdings equal 122.0% of the net assets of the Fund.
(4)	All or a portion of this security has been pledged as collateral in connection with the Fund’s Margin Loan agreement. As of March 31, 2018, the number of Alibaba shares pledged as collateral was 34,125,000 and the total value of securities pledged as collateral for the Margin Loan agreement was $4.6 billion.
(5)	Fair-value security. Represents fair value measured in good faith under procedures approved by the Board of Directors, aggregate holdings equal 1.9% of the net assets of the Fund.
(6)	Presented rate represents the Money Market Fund’s average 7-day % yield.
(7)	Money Market Funds do not have a set maturity date.
(8)	Coupon rate %.
(9)	Rate presented is Yield as of March 31, 2018.
(10)	American-style options.

Written Warrants (1)(2)(3)	Weighted Average Strike Price $	Expiration(1)	# of Contracts	Fair Value $
Total Value of Written Warrants (Premiums Received — $124,775)	67.51	3/1/19—5/24/19	5	(371,976)

(1)	European style warrants.
(2)	The initial strike price of the written warrants was $71.24. Counterparties to the written warrants may make adjustments to certain terms of the written warrants upon the occurrence of specified events, if the event results in a material change to the trading price of Altaba’s common stock or the value of the written warrants. To date, following the announcement of the Stock Purchase Agreement pursuant to which Altaba (then known as Yahoo! Inc.) sold its operating business to Verizon Communications, Inc., four Counterparties have given Altaba notices of adjustments reducing their warrant exercise prices to a weighted average strike price of $67.51. The adjusted weighted average strike price of $67.51 was used in estimating the fair value of the written warrants as of March 31, 2018. Altaba is challenging the proposed adjustments made by the warrant Counterparties.
(3)	Fair-value security. Represents fair value measured in good faith under procedures approved by the Board of Directors, aggregate holdings equal (0.6)% of the net assets of the Fund.

At March 31, 2018, the tax basis cost of the Fund’s investments and derivatives was $14,857,092 and the unrealized appreciation and depreciation were $72,716,104 and ($6,236), respectively, with a net unrealized appreciation of $72,709,868.

Hierarchy of Fair Value Inputs

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing management’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund intends to recognize transfers between Level 1, Level 2, and Level 3 as of the beginning of the reporting period.

The following table reflects the valuation level used in the consolidated schedule of investments as of March 31, 2018 for the Fund’s assets (in thousands):

	Level 1	Level 2	Level 3	Total
Affiliated investments(1)	$79,884,223	$—	$—	$79,884,223
Unaffiliated investments:
Common shares	—	—	185	185
Preferred shares	—	—	10,170	10,170
Money market funds	328,042	—	—	328,042
Fixed income securities:
Corporate debt	—	1,915,472	—	1,915,472
Commercial paper	—	1,231,523	—	1,231,523
Certificates of deposits	—	1,092,387	—	1,092,387
Agency bonds	—	109,920	—	109,920
U.S. government debt	—	2,118,450	—	2,118,450
Sovereign government debt	—	12,234	—	12,234
Call options	—	—	596,330	596,330
Investment in controlled affiliate:
Excalibur (2)	—	—	640,000	640,000

Financial assets at fair value	80,212,265	6,479,986	1,246,685	87,938,936
Derivative instruments:
Written warrants	—	—	(371,976)	(371,976)

Total financial assets and liabilities at fair value	$80,212,265	$6,479,986	$874,709	$87,566,960

(1)	Level 3 affiliated investments includes common and series A stock warrants.
(2)	Excalibur assets relates to the Fund’s patent portfolio. The patents are valued based on an average of market and income approaches from periodic valuation reports conducted by an advisory firm which specializes in such activities.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value (in thousands):

	Total Investments in Securities	Affiliated Investments	Unaffiliated Investments	Call Options	Investment in Controlled Affiliate	Written Warrants
Balance as of January 1, 2018	$967,575	$72,389	$10,355	$495,840	$665,000	$(276,009)
Purchases	—	—	—	—	—	—
Sales	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(20,477)	—	—	100,490	(25,000)	(95,967)
Realized gain (loss)	—	—	—	—	—	—
Transfers out of Level 3	(72,389)	(72,389)	—	—	—	—

Balance as of March 31, 2018	$874,709	$—	$10,355	$596,330	$640,000	$(371,976)

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2018, which were valued using significant unobservable inputs (Level 3) amounted to $(20,477).

The fair values of Altaba’s Level 1 financial assets and liabilities are based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. The fair values of Altaba’s Level 2 financial assets and liabilities are obtained using quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets in markets that are not active; and inputs other than quoted prices (e.g., interest rates and yield curves). Altaba utilizes a pricing service to assist in obtaining fair value pricing for the marketable debt securities. The fair value for Altaba’s Level 3 financial assets were obtained using a variety of techniques including Black-Scholes models, market approaches, and income approaches.

The balance for the Fund’s assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2018 was $875 million, net.

Type of Investment	Fair Value at March 31, 2018 (in thousands)	Valuation Technique	Unobservable Inputs	Range
Unaffiliated investments - common and preferred shares	$10,355	Market approach	Sales multiple	3.98x

Investment in controlled affiliate - Excalibur	$640,000	Market approach	Number of patents plus applications pending	3,550

			Comparable market transactions (per patent in thousands)	$223 - $387

		Income approach	Discount rate	15.50%

Call options	$596,330	Black Scholes Model	Expected dividend yield	0.02%
			Risk-free interest rate	2.33%
			Market volatility	31.45%
			Expected life (in years)	0.68

Written warrants	$(371,976)	Black Scholes Model	Expected dividend yield	0.02%

			Risk-free interest rate	2.42%

			Market volatility	31.64% - 32.49%

			Expected life (in years)	1.04

Convertible Senior Notes

In 2013, Altaba issued $1.4375 billion aggregate principal amount of 0.00% Convertible Senior Notes due in 2018. The Convertible Notes are carried at their original issuance value, net of unamortized debt discount, and are not marked to market each period. The approximate estimated fair value of the Convertible Notes as of March 31, 2018 was $1.4 billion. The estimated fair value of the Convertible Notes was determined on the basis of interpolated market prices.

Quantitative Disclosure of Derivative Holdings

The following tables show additional disclosures related to the Fund’s derivative and hedging activities, including how such activities are accounted for on the Fund’s financial positions. The Fund entered into several transactions to hedge the impact of dilution from potential exercise of the Convertible Notes. In conjunction with the hedge transactions, the Fund sold written warrants to reduce the overall cost of the hedge. These derivatives are not accounted for as hedging instruments.

There is no master netting arrangement policy on these derivatives.

Fair value of derivative instruments as of March 31, 2018 (in thousands):

Asset Derivatives	Statement of Assets and Liabilities Location	Call Spread
Call options	Unaffiliated investments	$596,330
Written warrants	Written warrants	$(371,976)

The average quarterly fair value of purchased options during the period from January 1, 2018 to March 31, 2018 was $596 million.

The average quarterly fair value of written warrants during the period from January 1, 2018 to March 31, 2018 was $372 million.

The change in unrealized appreciation (depreciation) on derivatives recognized on the consolidated statement of operations for the period ended March 31, 2018 is as follows (in thousands):

	Call options	Written warrants	Total
Equity contracts	$100,490	$(95,967)	$4,523

Investments in Affiliates(1)

If the Fund’s holding represents ownership of 5% or more of voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. The Fund had the following transactions during the period from January 1, 2018 to March 31, 2018 with affiliated companies:

	Alibaba Group Holding Limited	Yahoo Japan Corporation	Gomaji Corp., Ltd.	Hortonworks, Inc. - Common Shares	Hortonworks, Inc. - Common Warrants	Hortonworks, Inc. - Series A Stock Warrants
Balance of shares held at January 1, 2018	383,565,416	2,025,923,000	3,589,942	3,845,806	476,368	3,250,000
Purchases	—	—	—	—	—	—
Sales	—	—	—	(4,424,791)	—	—
Converted	—	—	—	3,726,368	(476,368)	(3,250,000)
Balance of shares held at March 31, 2018	383,565,416	2,025,923,000	3,589,942	3,147,383	—	—
Fair value as of March 31, 2018(2)	$70,399,596	$9,416,692	$3,823	$64,112	$—	$—
Change in unrealized appreciation (depreciation)(2)	$4,261,411	$122,147	$(789)	$(13,227)	$—	$—
Distributions(2)	$—	$167,989	$—	$—	$—	$—
Net realized gain (loss)(2)	$—	$—	$—	$56,530	$—	$—

(1)	Affiliated issuer, as defined in the Investment Company Act of 1940, as amended.
(2)	In thousands.

Excalibur IP, LLC
Balance of patents held and applications pending at January 1, 2018	3,587
Change in patents held	(37)
Balance of patents held and applications pending at March 31, 2018	3,550
Fair value as of March 31, 2018(2)	$640,000
Change in unrealized appreciation (depreciation)(2)	$(25,000)
Distributions(2)	$—
Net realized gain (loss)(2)	$4,175

(1)	Affiliated issuer, as defined in the Investment Company Act of 1940, as amended.
(2)	In thousands.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial and Accounting Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Altaba Inc.

By (Signature and Title):	/s/ Thomas J. McInerney
Thomas J. McInerney, Chief Executive Officer

Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Thomas J. McInerney
Thomas J. McInerney, Chief Executive Officer

Date:	April 23, 2018

By (Signature and Title):	/s/ Alexi A. Wellman
Alexi A. Wellman, Chief Financial and Accounting Officer

Date:	April 23, 2018